Earnings per ordinary share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per ordinary share
Profit available for equity holders ($m)	$ 758	$ 628	$ 750
Basic weighted average number of ordinary shares (in shares)	154.4	161.2	169.0
Basic earnings per ordinary share (in dollars per share)	$ 4.909	$ 3.896	$ 4.438
Diluted earnings per ordinary share
Profit available for equity holders ($m)	$ 758	$ 628	$ 750
Diluted weighted average number of ordinary shares (in shares)	155.8	163.0	170.0
Diluted earnings per ordinary share (in dollars per share)	$ 4.865	$ 3.853	$ 4.412
Basic and diluted share denominators are calculated as follows:
Weighted average number of ordinary shares in issue (in shares)	161.0	168.6	177.0
Weighted average number of treasury shares (in shares)	(6.6)	(7.4)	(8.0)
Basic weighted average number of ordinary shares (in shares)	154.4	161.2	169.0
Dilutive potential ordinary shares (in shares)	1.4	1.8	1.0
Diluted weighted average number of ordinary shares (in shares)	155.8	163.0	170.0